OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 29, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other noncurrent liabilities	OTHER NON-CURRENT LIABILITIES:

	December 29, 2024	December 31, 2023

Employee benefit obligation - Statutory severance and pre-notice (a)	$32,400	$31,003
Employee benefit obligation - Defined contribution plan (b)	5,267	4,225
Provisions (c)	10,541	11,080
Derivative liability (note 14(a))	8,602	—
	$56,810	$46,308

Disclosure of net defined benefit liability	Statutory severance and pre-notice obligations:

	2024	2023

Obligation, beginning of fiscal year	$31,003	$42,127
Service cost	14,972	16,700
Interest cost	7,823	8,767
Actuarial loss (gain)(1)	817	(1,717)
Foreign exchange gain	(2,597)	(501)
Benefits paid	(19,618)	(34,373)
Obligation, end of fiscal year	$32,400	$31,003
(1) The actuarial loss (gain) in fiscal 2024 and 2023 respectively, is mainly due to changes in the actuarial assumptions used to determine the statutory severance obligations.
Disclosure of other provisions
The following table presents the provisions for decommissioning and site restoration costs of the Company:

	2024	2023

Balance, beginning of fiscal year	$11,080	$10,707
Changes in estimates made during the fiscal year	(970)	(41)
Accretion of interest	431	414
Balance, end of fiscal year	$10,541	$11,080